Related Party Transactions and Balances - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended										12 Months Ended
	Aug. 23, 2017 USD ($)	Aug. 23, 2017 CNY (¥)	Apr. 08, 2013	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY (¥)	Aug. 12, 2010 USD ($)	Aug. 12, 2010 CNY (¥)	Jun. 30, 2007 USD ($)	Jun. 30, 2007 CNY (¥)	Aug. 12, 2004 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Related Party Transaction [Line Items]
Due to related parties											$ 6,705	$ 7,070
Proceeds from related party debt												4,440
Due to related parties, noncurrent											6,705	7,070
Interest expense, related party											453	262	$ 176
Dalian Jin Gang Group
Related Party Transaction [Line Items]
Due to related parties											6,705
Interest expense, related party											$ 453	262	176
Frequency of periodic payment of interest											monthly
Interest owed on loan from noncontrolling shareholder											$ 15
Interests paid to noncontrolling shareholder											438	262	$ 176
Sino Bioway Biotech Group Holding Limited
Related Party Transaction [Line Items]
Related party transaction number of supplemental agreements with related party			3
Related party transaction operating leases number of lease agreements amended			4
Related party transaction, prepaid lease payments											$ 370	$ 391
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreements Production Plant And Laboratory
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent										¥ 1,400				$ 197
Related party transaction, lease term										20 years
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement After Amendment Production Plant And Laboratory
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent						$ 197	¥ 1,400
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement Before Amendment Production Plant And Laboratory
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent						$ 75	¥ 500
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement Expansion Of Production Plant
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent								$ 297
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement Expansion Of Research And Development Business
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent				$ 147	¥ 1,000				¥ 2,000
Related party transaction, lease term				5 years	5 years			20 years	20 years
Loan One
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 4,378	¥ 30
Loan One | Dalian Jin Gang Group
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage											6.00%
Loan Two
Related Party Transaction [Line Items]
Due to related parties, noncurrent															$ 2,327	¥ 16
Loan Two | Dalian Jin Gang Group
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage											7.20%